UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)             (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:  513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Comcast Corp. - Class A	42,900	$1,650,792
Lowe's Companies Inc.	68,500	5,475,890
Nike Inc. - Class B	65,200	3,380,620
Starbucks Corp.	63,500	3,410,585
TJX Companies Inc.	74,100	5,463,393
VF Corp.	56,700	3,604,419
12.6% - Total For Consumer Discretionary		$22,985,699

Coca Cola Co.	105,820	4,762,958
CVS Health Corp.	64,105	5,213,019
Ingredion Inc.	29,800	3,595,072
J. M. Smuckers Co.	29,200	3,063,956
Procter & Gamble Co.	33,990	3,092,410
Wal-Mart Stores Inc.	66,500	5,196,310
13.7% - Total For Consumer Staples		$24,923,725

Chevron Corp.	31,575	3,710,063
Royal Dutch Shell PLC, Class B ADR	91,500	5,722,410
Schlumberger Ltd.	46,150	3,219,424
7.0% - Total For Energy		$12,651,897

American Express Co.	61,500	5,563,290
Bank of America Corp.	150,000	3,801,000
Chubb Ltd.	23,725	3,381,999
Iberiabank Corp.	74,100	6,087,315
Invesco Ltd.	54,185	1,898,642
Marsh & McLennan Companies Inc.	46,700	3,913,927
Morningstar Inc.	20,900	1,776,291
PNC Financial Services Group Inc.	25,500	3,436,635
S&P Global Inc.	25,000	3,907,750
18.6% - Total For Financial Services		$33,766,849

Abbott Laboratories	102,800	5,485,408
Danaher Corp.	65,100	5,584,278
Medtronic PLC	65,700	5,109,489
Zimmer Biomet Holdings	42,700	4,999,743
Zoetis Inc.	55,400	3,532,304
13.6% - Total For Health Care		$24,711,222

Carlisle Cos. Inc.	36,200	3,630,498
Hubbell Inc.	30,200	3,503,804
Paccar Inc.	52,000	3,761,680
Roper Technologies Inc.	16,300	3,967,420
Union Pacific Corp.	34,350	3,983,570
10.4% - Total For Industrials		$18,846,972

Accenture PLC - Class A	12,120	1,637,048
Alphabet Inc. - Class A*	5,800	5,647,576
Apple Inc.	43,310	6,674,937
Automatic Data Processing Inc.	29,700	3,246,804
Cisco Systems Inc.	94,400	3,174,672
Cognizant Technology Solutions Corp.*	25,000	1,813,500
Mastercard Inc.- Class A	39,600	5,591,520
Microsoft Corp.	48,360	3,602,336
Oracle Corp.	76,400	3,693,940

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
19.3% - Total For Information Technology		$35,082,333

AT&T Inc.	95,540	3,742,302
2.1% - Total For Telecommunication Services		$3,742,302

Total Common Stocks 97.3%		$176,710,999
(Identified Cost $142,131,465)

Real Estate Investment Trusts (REITs)

Realty Income Corp.	32,000	1,830,080
Total REITs 1.0%		$1,830,080
(Identified Cost $1,695,697)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,799,888	2,799,888
Total Cash Equivalents 1.5%		$2,799,888
(Identified Cost $2,799,888)

Total Portfolio Value 99.8%		$181,340,967
(Identified Cost $146,627,050)

Other Assets in Excess of Liabilities 0.2%		$397,686

Total Net Assets 100.0%		$181,738,653

* Non-income producing security.

** Variable Rate Security; as of September 30, 2017, the 7 day annualized yield was 0.89%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Amazon.com Inc.	1,040	$999,804
Lowe's Companies Inc.	12,840	1,026,430
Monroe Muffler Brake	17,760	995,448
Nike Inc. Class B	16,370	848,784
Priceline Group Inc.*	500	915,410
Starbucks Corp.	17,760	953,890
TJX Companies Inc.	13,870	1,022,635
Vail Resorts Inc.	4,850	1,106,382
Walt Disney Co.	4,105	404,630
16.8% - Total For Consumer Discretionary		$8,273,413

CVS Health Corp.	11,620	944,938
Kroger Co.	21,200	425,272
Pepsico Inc.	8,040	895,897
Procter & Gamble Co.	10,680	971,666
Wal-Mart Stores Inc.	12,010	938,462
8.5% - Total For Consumer Staples		$4,176,235

Chevron Corp.	9,120	1,071,600
EOG Resources Inc.	14,840	1,435,621
Schlumberger Ltd.	15,705	1,095,581
7.3% - Total For Energy		$3,602,802

American Express Co.	11,436	1,034,501
Bank of America Corp.	39,425	999,030
Berkshire Hathaway Inc. Class B*	5,550	1,017,426
Iberiabank Corp.	10,710	879,826
Invesco Ltd.	22,500	788,400
JP Morgan Chase & Co.	10,350	988,528
S&P Global Inc.	3,590	561,153
12.7% - Total For Financial Services		$6,268,864

Allergan PLC*	4,800	983,760
Biogen Inc.*	2,900	908,048
Celgene Corp.*	7,249	1,057,049
Danaher Corp.	11,330	971,888
Inogen, Inc.	5,000	475,500
Johnson & Johnson	3,625	471,286
Medtronic PLC	11,170	868,691
Zoetis Inc.	25,170	1,604,839
14.9% - Total For Health Care		$7,341,061

3M Co.	2,400	503,760
Carlisle Cos. Inc.	8,640	866,506
General Electric Co.	19,770	478,039
Honeywell International Inc.	3,470	491,838
Paccar Inc.	13,940	1,008,419
Roper Technologies Inc.	4,800	1,168,320
Union Pacific Corp.	8,760	1,015,897
11.3% - Total For Industrials		$5,532,779

Alphabet Inc. - Class A*	870	847,136
Alphabet Inc. - Class C*	1,129	1,082,835
Apple Inc.	15,260	2,351,871
Automatic Data Processing	9,250	1,011,210

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Broadcom Ltd.	3,965	961,671
Cognizant Technology Solutions Corp.*	13,120	951,725
Facebook Inc. - Class A*	6,130	1,047,433
Mastercard Inc. - Class A	10,820	1,527,784
Oracle Corp.	20,510	991,659
Palo Alto Networks	4,320	622,512
Salesforce.com Inc.*	10,480	979,042
Ultimate Software Group Inc.*	2,315	438,924
Vantiv Inc.	15,370	1,083,124
28.2% - Total For Information Technology		$13,896,926

Total Common Stocks 99.7%		$49,092,080
(Identified Cost $36,761,644)

Cash Equivalents

First American Government Obligation Fund, Class Z**	146,545	146,545
Total Cash Equivalents 0.3%		$146,545
(Identified Cost $146,545)

Total Portfolio Value 100.0%		$49,238,625
(Identified Cost $36,908,189)

Liabilities in Excess of Other Assets 0.0%		$(12,763)

Total Net Assets 100.0%		$49,225,862

* Non-income producing security.

** Variable Rate Security; as of September 30, 2017, the 7 day annualized yield was 0.89%.

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Carter's Inc.	8,500	$839,375
Cooper-Standard Holdings	6,500	753,805
Culp Inc.	23,000	753,250
Foot Locker Inc.	12,000	422,640
Gentex Corp.	40,000	792,000
LKQ Corp.*	20,000	719,800
Steven Madden Ltd.*	15,000	649,500
Superior Uniform Group	20,000	458,000
Thor Industries Inc.	4,400	554,004
Winmark Corp.	4,600	606,050
12.6% - Total For Consumer Discretionary		$6,548,424

Boston Beer Inc. - Class A	2,700	421,740
Church & Dwight Co. Inc.	10,000	484,500
Ingredion Inc.	5,300	639,392
J. M. Smuckers Co.	6,600	692,538
Spectrum Brands Holdings Corp.	5,700	603,744
5.5% - Total For Consumer Staples		$2,841,914

Oceaneering International Inc.	17,400	457,098
0.9% - Total For Energy		$457,098

Assurant Inc.	6,000	573,120
Axis Capital Holdings Ltd.	7,000	401,170
Bar Harbor Bancshares	25,000	784,000
Berkshire Hills Bancorp Inc.	15,000	581,250
Bryn Mawr Bank Corp.	14,000	613,200
Diamond Hill Investment Group Inc.	3,600	764,460
East West Bancorp Inc.	12,000	717,360
Everest Re Group Ltd.	3,200	730,848
First Interstate Bancsystem Inc.	18,000	688,500
Iberiabank Corp.	10,000	821,500
Invesco Ltd.	19,900	697,296
Kinsale Capital Gro Inc.	10,000	431,700
Lakeland Bancorp Inc.	19,000	387,600
Morningstar Inc.	8,500	722,415
Reinsurance Group of America Inc.	4,500	627,885
Signature Bank	4,300	550,572
Westwood Holdings Group Inc.	8,300	558,341
20.5% - Total For Financial Services		$10,651,217

Align Technology Inc.*	5,000	931,350
Inogen Inc.	6,500	618,150
Lemaitre Vascular Inc.	17,000	636,140
Prestige Brands Holdings Inc.*	13,000	651,170
United Therapeutics Corp.*	5,300	621,107
Universal Health Services Inc. - Class B	6,500	721,110
Varian Medical Systems Inc.*	5,700	570,342
9.2% - Total For Health Care		$4,749,369

Alamo Group Inc.	10,300	1,105,911
American Woodmark Corp.*	6,000	577,500
Carlisle Cos. Inc.	7,000	702,030
Deluxe Corp.	9,200	671,232
Fluor Corp.	10,000	421,000

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Hexcel Corp.	14,000	803,880
Hillenbrand Inc.	14,000	543,900
Hubbell Inc.	6,500	754,130
MSA Safety Inc.	9,000	715,590
Old Dominion Freight Line Inc.*	6,300	693,693
Quanta Services Inc.*	17,000	635,290
Regal Beloit Corp.	9,700	766,300
Snap-On Inc.	5,000	745,050
Standex International Inc.	7,000	743,400
19.0% - Total For Industrials		$9,878,906

Amdocs Ltd.	11,800	758,976
CACI International Inc.	4,800	668,880
Constellation Software	1,200	657,312
Flir Systems Inc.	9,800	381,318
PC Connection Inc.	27,000	761,130
Perficient Inc.*	33,000	649,110
Ultimate Software Group Inc.*	1,700	322,320
Vantiv Inc.	11,700	824,499
9.7% - Total For Information Technology		$5,023,545

AptarGroup Inc.	6,200	535,122
Avery Dennison Corp.	4,500	442,530
Chase Corp.	1,500	167,100
Packaging Corp. of America	5,300	607,804
RPM International Inc.	6,000	308,040
Scotts Miracle-Gro Co. - Class A	8,500	827,390
Sensient Technologies	7,500	576,900
Valvoline Inc.	27,000	633,150
Westlake Chemical Corp.	8,500	706,265
9.3% - Total For Materials		$4,804,301

Atmos Energy Corp.	7,000	586,880
1.1% - Total For Utilities		$586,880

Total Common Stocks 87.8%		$45,541,654
(Identified Cost $36,329,037)

Real Estate Investment Trusts (REITs)

Alexandria Real Estate Equities Inc.	6,900	820,893
Apartment Investment & Mangement Co.	10,000	438,600
Extra Space Storage Inc.	8,300	663,336
National Retail Properties Inc.	18,500	770,710
Total REITs 5.2%		$2,693,539
(Identified Cost $2,403,754)

Cash Equivalents

First American Government Obligation Fund, Class Z**	3,813,853	3,813,853
Total Cash Equivalents 7.4%		$3,813,853
(Identified Cost $3,813,853)

Total Portfolio Value 100.4%		$52,049,046
(Identified Cost $42,546,644)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Liabilities in Excess of Other Assets -0.4%		$(197,353)

Total Net Assets 100.0%		$51,851,693

* Non-income producing security.

** Variable Rate Security; as of September 30, 2017, the 7 day annualized yield was 0.89%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,600	$70,640
Apartment Investment & Management Co.	2,624	115,088
Avalonbay Communities Inc.	1,809	322,762
Camden Property Trust	1,200	109,740
Equity LifeStyle Properties Inc.	1,500	127,620
Equity Residential	5,000	329,650
Essex Property Trust Inc.	865	219,736
Mid-America Apartment Communities Inc.	2,233	238,663
Senior Housing Properties Trust	2,000	39,100
Sun Communities Inc.	650	55,692
UDR Inc.	3,807	144,780
16.5% - Total For Residential		$1,773,471

American Tower Corp.	5,839	798,074
Brandywine Realty Trust	3,000	52,470
Cousins Properties Inc.	3,500	32,690
Equinix Inc.	600	267,780
Douglas Emmett Inc.	2,500	98,550
JBG Smith Properties	1,280	43,789
Lexington Realty Trust	3,500	35,770
Life Storage Inc.	450	36,814
National Retail Properties Inc.	2,250	93,735
PS Business Parks Inc.	500	66,750
Urban Edge Properties	1,530	36,904
Vornado Realty Trust	2,561	196,890
16.4% - Total For Diversified		$1,760,216

HCP Inc.	6,500	180,895
Healthcare Realty Trust Inc.	1,500	48,510
LTC Properties Inc.	650	30,537
Medical Properties Trust Inc.	2,800	36,764
Omega Healthcare Investors Inc.	2,500	79,775
Quality Care Properties*	1,300	20,150
Universal Health Realty Income Trust	300	22,647
Ventas Inc.	4,700	306,111
Welltower Inc.	4,750	333,830
9.9% - Total For Health Care Facilities		$1,059,219

Diamondrock Hospitality Co.	4,000	43,800
Host Hotels & Resorts Inc.	10,354	191,445
LaSalle Hotel Properties	1,500	43,530
Pebblebrook Hotel Trust	1,200	43,368
RL Lodging Trust	2,500	55,000
Ryman Hospitality Properties	1,000	62,490
4.1% - Total For Hotels/Motels		$439,633

Alexandria Real Estate Equities Inc.	1,000	118,970
Boston Properties Inc.	2,020	248,218
CoreSite Realty Corp.	500	55,950
Corporate Office Properties Trust	2,000	65,660
Digital Realty Trust Inc.	3,281	388,241
Duke Realty Corp.	5,000	144,100
Equity Commonwealth*	1,700	51,680
Highwoods Properties Inc.	1,700	88,553
Kilroy Realty Corp.	1,545	109,880

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Liberty Property Trust	2,661	109,261
Mack-Cali Realty Corp.	1,500	35,565
Parkway Inc.*	437	10,064
Piedmont Office Realty Trust Inc.	3,500	70,560
14.0% - Total For Office		$1,496,702

CubeSmart	2,500	64,900
DCT Industrial Trust Inc.	1,375	79,640
EastGroup Properties Inc.	600	52,872
Extra Space Storage Inc.	1,750	139,860
First Industrial Realty Trust Inc.	1,675	50,401
Prologis Inc.	7,306	463,639
Public Storage	2,400	513,576
12.7% - Total For Industrial		$1,364,888

Acadia Realty Trust	1,000	28,620
Alexander's Inc.	100	42,409
DDR Corp.	4,055	37,144
EPR Properties	1,000	69,740
Federal Realty Investment Trust	1,000	124,210
General Growth Properties Inc.	12,200	253,394
Hospitality Properties Trust	2,100	59,829
Kimco Realty Corp.	5,667	110,790
Macerich Co.	2,192	120,494
Realty Income Corp.	3,569	204,111
Regency Centers Corp.	2,095	129,974
Retail Properties of America	3,500	45,955
Simon Property Group Inc.	4,279	688,962
SL Green Realty Corp.	1,500	151,980
Tanger Factory Outlet Centers Inc.	2,000	48,840
Taubman Centers Inc.	800	39,760
Washington Real Estate Investment Trust	1,500	49,140
Weingarten Realty Investors	2,500	79,350
Washington Prime Group Inc.	3,353	27,930
21.5% - Total For Retail		$2,312,632

Rayonier Inc.	2,000	57,780
Weyerhaeuser Co.	10,700	364,121
3.9% - Total For Lumber, Wood Products		$421,901

Total REITs 99.0%		$10,628,662
(Identified Cost $5,421,931)

Cash Equivalents

First American Government Obligation Fund, Class Z**	139,163	139,163
Total Cash Equivalents 1.3%		$139,163
(Identified Cost $139,163)

Total Portfolio Value 100.3%		$10,767,825
(Identified Cost $5,561,094)

Liabilities in Excess of Other Assets: -0.3%		$(29,507)

Total Net Assets 100.0%		$10,738,318

* Non-income producing security.

** Variable Rate Security; as of September 30, 2017, the 7 day annualized yield was 0.89%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Common Stocks
Adidas AG ADR	1,500	$169,800
CIE Financiere Richemont AG ADR	22,000	200,640
Compass Group PLC ADR	3,846	83,135
Daimler AG	600	47,808
Honda Motor Co. Ltd. ADR	3,500	103,460
Magna International Inc.	3,000	160,140
Publicis Groupe SA ADR	7,800	136,422
RTL Group SA ADR	15,000	112,677
Sky PLC ADR	4,500	220,770
Sony Corp.	2,700	100,818
Tata Motors Ltd.	3,425	107,100
Toyota Motor Corp.	1,800	214,506
WPP PLC ADR	1,800	167,040
10.9% - Total For Consumer Discretionary		$1,824,316

Coca-Cola Amatil Ltd. ADR	10,860	66,029
Danone ADR	6,184	97,398
Essity AB ADR	5,300	144,425
L'Oreal ADR	2,800	119,056
Nestle SA ADR	2,400	201,624
Reckitt Benckiser Group PLC ADR	5,900	109,799
Svenska Cellulosa Aktiebolaget ADR	11,100	95,016
Unilever NV	2,500	147,600
Unilever PLC	3,000	173,880
Wal-Mart De Mexico SAB de CV ADR	10,000	229,640
8.3% - Total For Consumer Staples		$1,384,467

BP PLC	2,298	88,312
CNOOC Ltd.	500	64,850
Lukoil Corp. ADR	3,900	206,817
Petrochina Co. Ltd.	300	19,233
Royal Dutch Shell PLC, Class B ADR	1,400	87,556
Sasol Ltd. ADR	2,800	77,084
Statoil ASA	4,000	80,360
Suncor Energy Inc.	3,200	112,096
Technip FMC	3,100	86,552
Total SA	2,352	125,879
Woodside Petroleum ADR	5,200	119,548
6.4% - Total For Energy		$1,068,287

Allianz SE ADR	7,900	176,881
Admiral Group PLC ADR	6,400	158,208
Australia and New Zealand Banking Group Ltd.	3,200	74,752
Banco Bradesco ADR	13,310	147,342
Banco Santander SA ADR	17,974	124,739
Bank of Montreal	1,240	93,880
Barclays PLC	10,000	103,500
BNP Paribas ADR	4,000	161,720
China Construction Bank ADR	5,300	88,457
Credit Suisse Group ADR	3,777	59,677
Deutsche Boerse AG ADR	7,000	76,020
ICICI Bank Ltd.	9,680	82,861
Industrial and Commercial Bank Of China Ltd. ADR	16,000	237,600
Itau Unibanco Holding SA ADR	7,700	105,490

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
KB Financial Group Inc.	2,400	117,672
Manulife Financial Corp.	4,420	89,682
Mitsubishi UFJ Financial Group Inc.	42,900	276,276
Mizuho Financial Group Inc. ADR	41,400	146,970
Orix Corp. ADR	1,750	141,645
Royal Bank of Canada	1,000	77,350
Sumitomo Mitsui Financial Group Inc. ADR	37,000	285,270
Tokio Marine Holdings Inc. ADR	6,000	234,840
Toronto Dominion Bank	1,400	78,778
UBS Group AG*	4,800	82,320
United Overseas Bank Ltd. ADR	1,900	66,120
Westpac Banking Corp. Ltd.	4,650	117,273
Zurich Insurance Group Ltd. ADR	3,240	99,152
20.9% - Total For Financial Services		$3,504,475

Astellas Pharma Inc. ADR	23,000	291,640
Astrazeneca PLC ADR	1,600	54,208
Bayer AG ADR	5,200	177,944
Dr. Reddy's Laboratories Ltd.	3,340	119,171
Novartis AG	2,480	212,908
Novo Nordisk AS	4,000	192,600
Roche Holdings Ltd. ADR	7,100	227,200
Shire PLC ADR	1,200	183,768
Taro Pharmaceuticals Ltd.*	800	90,152
Teva Pharmaceuticals ADR	2,400	42,240
9.5% - Total For Health Care		$1,591,831

ABB Ltd.	2,900	71,775
Atlas Copco AB ADR	4,300	182,707
BAE Systems PLC ADR	1,600	55,200
Bunzl PLC ADR	5,600	173,208
Canadian National Railway Co.	1,400	115,990
CK Hutchison Holdings Ltd. ADR	8,000	102,160
Fanuc Corp. ADR	4,000	81,120
Itochu Corp. ADR	3,700	120,916
Keppel Corp. Ltd. ADR	7,900	75,129
Komatsu Ltd. ADR	4,000	113,280
Mitsui & Co., Ltd. ADR	300	88,914
Schneider Electric SE ADR	10,000	173,900
Sensata Technologies Holding NV*	4,300	206,701
Siemens AG	1,800	127,350
10.1% - Total For Industrials		$1,688,350

Alibaba Group Holdings ADR*	1,600	276,336
Baidu Inc. ADR*	400	99,076
Cap Gemini SA ADR	4,000	93,640
CGI Group Inc.*	5,100	264,537
Lenovo Group Ltd. ADR	15,000	164,850
Open Text Corp.	3,200	103,328
SAP SE ADR	3,100	339,915
Siliconware Precision Industries Co. ADR	4,267	33,667
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	300,400
Tencent Holdings Ltd. ADR	6,500	285,447
United Microelectronics ADR	44,930	112,325
12.4% - Total For Information Technology		$2,073,521

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

	Shares	Fair Value
Air Liquide SA ADR	3,777	100,770
BASF SE ADR	1,850	197,025
BHP Billiton Ltd.	2,550	103,352
Newcrest Mining Ltd. ADR	15,000	247,650
Nitto Denko Corp. ADR	4,200	175,308
Posco	1,400	97,160
Rio Tinto PLC	1,570	74,088
Syngenta AG	1,100	101,266
6.6% - Total For Materials		$1,096,619

BT Group PLC ADR	3,800	73,112
China Mobile Ltd.	3,700	187,109
Deutsche Telekom AG ADR	4,000	74,640
KDDI Corp. ADR	16,000	210,400
Nippon Telegraph and Telephone Corp. ADR	1,200	54,864
Orange	12,000	197,040
PLDT Inc. ADR	1,800	57,456
SK Telecom Co. Ltd.	3,400	83,606
SoftBank Group Corp. ADR	1,800	73,188
Telefonica SA	5,190	56,000
Telenor ASA ADR	6,900	146,004
7.2% - Total For Telecommunication Services		$1,213,419

Enel SpA ADR	21,100	126,389
Enel Americas SA ADR	12,000	122,640
Iberdrola SA ADR	3,578	110,954
Korea Electric Power Corp.	7,800	130,728
National Grid PLC ADR	2,566	160,914
SSE PLC ADR	4,000	75,920
4.3% - Total For Utilities		$727,545

Total Common Stocks 96.6%		$16,172,830
(Identified Cost $12,844,199)

Real Estate Investment Trusts (REITs)

Sun Hung Kai Properties Ltd. ADR	14,100	231,099
Total REITs 1.4%		$231,099
(Identified Cost $191,989)

Cash Equivalents

First American Government Obligation Fund, Class Z**	292,502	292,502
Total Cash Equivalents 1.7%		$292,502
(Identified Cost $292,502)

Total Portfolio Value 99.7%		$16,696,431
(Identified Cost $13,328,690)

Other Assets in Excess of Liabilities 0.3%		$48,559

Total Net Assets 100.0%		$16,744,990

* Non-income producing security.

** Variable Rate Security; as of September 30, 2017, the 7 day annualized yield was 0.89%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,375,000	$2,418,879
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	5,000,000	5,161,377
AON PLC Senior Unsecured Notes, 3.500% Due 06/14/2024	580,000	596,371
AON PLC Senior Unsecured Notes, 4.000% Due 11/27/2023	3,285,000	3,496,923
Bank of America Corp. Senior Unsecured Notes, 3.248% Due 10/21/2027	5,250,000	5,144,808
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	2,294,000	2,420,679
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,617,000	2,788,188
Chubb INA Holdings Inc. Senior Unsecured Notes, 2.300% Due 11/03/2020	2,000,000	2,014,653
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	886,621
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	5,000,000	5,296,319
Huntington Bancshares Senior Unsecured Notes, 3.150% Due 03/14/2021	4,280,000	4,388,245
JP Morgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	5,000,000	5,206,334
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	746,000	758,784
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	3,800,000	4,141,454
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	435,000	449,577
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,955,000	4,283,325
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	4,000,000	4,011,362
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	2,000,000	2,003,699
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	3,924,000	4,055,043
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	2,349,000	2,527,763
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,351,986
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	114,060
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	4,500,000	4,577,390
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	4,980,000	5,180,431
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	2,000,000	2,115,247
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,447,024
24.0% - Total For Corporate Bonds: Bank and Finance		$82,836,542

AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	2,207,000	2,230,333
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	2,828,000	3,053,544
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	900,423
CVS Health Corp. Senior Unsecured Notes, 3.875% Due 07/20/2025	4,929,000	5,141,009
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	3,166,000	3,187,908
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.304% Due 04/15/2023**	4,275,000	4,370,504
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.320% Due 03/15/2023**	2,180,000	2,232,643
Goodrich Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,089,210
Johnson Controls International PLC, 3.900% Due 02/14/2026	630,000	663,501
Johnson Controls International PLC, 5.000% Due 03/30/2020	3,495,000	3,721,880
Kroger Co. Senior Unsecured Notes, 3.500% Due 02/15/2026	5,059,000	4,976,322
Kroger Co. Senior Unsecured Notes, 4.000% Due 02/01/2024	595,000	616,986
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	3,500,000	4,578,240
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,728,000	1,839,791
Target Corp. Senior Unsecured Notes, 2.500% Due 04/15/2026	5,500,000	5,267,581
Union Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	500,000	537,414
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	6,000,000	6,002,863
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	4,892,000	4,660,106
15.9% - Total For Corporate Bonds: Industrial		$55,070,258

Berkshire Hathaway Energy Co. Senior Unsecured Notes, 3.500% Due 02/01/2025	1,500,000	1,551,877
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 3.750% Due 11/15/2023	1,159,000	1,221,374
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,062,673
Duke Energy Corp. Senior Unsecured Notes, 3.550% Due 09/15/2021	5,000,000	5,204,984
Enterprise Products Senior Unsecured Notes, 3.750% Due 02/15/2025	3,105,000	3,218,047
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	625,000	624,776
Eversource Energy Senior Unsecured Notes, 2.800% Due 05/01/2023	2,685,000	2,705,825
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	1,200,000	1,257,758
Georgia Power Co. Senior Unsecured Notes, 1.950% Due 12/01/2018	1,165,000	1,167,652
Georgia Power Co. Senior Unsecured Notes, 4.250% Due 12/01/2019	2,140,000	2,241,935
Interstate Power & Light Senior Unsecured Notes, 3.250% Due 12/01/2024	725,000	728,778
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	625,000	649,278
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,097,610
Virginia Electric & Power Co. Senior Unsecured Notes, 5.000% Due 06/30/2019	498,000	523,638
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,350,000	1,378,464
Xcel Energy Inc. Senior Unsecured Notes, 3.300% Due 06/01/2025	2,500,000	2,538,684
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,785,371
9.2% - Total For Corporate Bonds: Utilities		$31,958,724

49.1% Total Corporate Bonds		$169,865,524

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	4,132,480	4,192,360
Treasury Inflation Protected Security, 1.375% Due 02/15/2044	5,251,700	5,794,156
United States Treasury Bond, 2.500% Due 02/15/2045	12,800,000	11,938,000
United States Treasury Floating Rate Notes, 1.123% Due 04/30/2019**	7,500,000	7,504,292
United States Treasury Floating Rate Notes, 1.193% Due 01/31/2019**	6,000,000	6,009,626
United States Treasury Floating Rate Notes, 1.113% Due 07/31/2019**	6,000,000	6,000,264
United States Treasury Notes, 2.500% Due 05/15/2046	5,200,000	4,831,938
United States Treasury Notes, 2.750% Due 08/15/2042	2,250,000	2,222,754
United States Treasury Notes, 2.750% Due 11/15/2042	8,425,000	8,315,738
16.4% - Total For United States Government Treasury Obligations		$56,809,128

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.625% Due 07/12/2021**	5,000,000	4,985,095
FHLMC Step-up Coupon Notes, 1.500% Due 06/15/2022**	6,000,000	5,983,872
FHLMC Step-up Coupon Notes, 1.625% Due 06/21/2022**	9,000,000	8,991,441
FHLMC Step-up Coupon Notes, 1.750% Due 07/12/2022**	3,445,000	3,441,996
FHLMC Step-up Coupon Notes, 1.750% Due 07/18/2022**	8,355,000	8,342,768
9.2% - Total For United States Government Agency Obligations		$31,745,172

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.260% Due 04/01/2042**	2,151,823	2,221,197
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	352,383	371,400
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	195,618	209,591
FHLMC CMO Series 3109 Class ZN, 5.500% Due 02/15/2036	1,882,757	2,108,389
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	505,231	522,658
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	910,038	923,386
FHLMC CMO Series 4180 Class ME, 2.500% Due 10/15/2042	2,935,768	2,946,884
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	1,796,604	1,779,589
FHLMC CMO Series 4517 Class PC, 2.500% Due 05/15/2044	3,560,346	3,573,811
FHLMC CMO Series 4567 Class LA, 3.000% Due 08/15/2045	521,619	529,207
FHLMC CMO Series 4582 Class PA, 3.000% Due 11/15/2045	3,808,732	3,883,460
FHLMC Gold Partner Certificate Pool A89335, 5.000% Due 10/01/2039	197,130	217,943
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	1,379	1,611
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	641,354	690,201
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,367,706	1,533,823
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,334,156	1,398,061
FHLMC Partner Certificate Pool 780439, 2.973% Due 04/01/2033**	79,377	83,337
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	755,755	794,718
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	3,645,377	3,727,824
FNMA CMO Series 2014-04 Class PC, 3.000% Due 02/25/2044	3,777,467	3,863,478
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	495,968	515,237
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	4,444,583	4,488,483
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,293,786	1,287,278
FNMA CMO Series 2016-40 Class PA, 3.000% Due 07/25/2045	377,567	384,853
FNMA CMO Series 2016-79 Class L, 2.500% Due 10/25/2044	1,719,029	1,712,101
FNMA CMO Series 2017-30 Class G, 3.000% Due 07/25/2040	4,690,305	4,797,368
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	395	398
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	463,106	510,284
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	178,947	204,813
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	651,069	729,911
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	33,969	34,753
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	444,804	498,561
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	1,384,201	1,465,361
FNMA Partner Certificate Pool AL9309, 3.500% Due 10/01/2031	2,090,490	2,180,871
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	1,282,222	1,398,825
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	155,067	158,189
GNMA II Pool 2658, 6.500% Due 10/20/2028	21,655	24,954
GNMA II Pool 2945, 7.500% Due 07/20/2030	3,781	4,402
GNMA II Pool 4187, 5.500% Due 07/20/2038	14,146	14,837
GNMA II Pool 4847, 4.000% Due 11/20/2025	378,843	398,308
GNMA Pool 780400, 7.000% Due 12/15/2025	2,595	2,958
GNMA Pool 780420, 7.500% Due 08/15/2026	1,614	1,832
15.1% - Total For Government Agency Obligations - Mortgage Backed Securities		$52,195,145

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center, 2.853% Due 11/15/2026	1,085,000	1,050,486
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,096,930
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,402,483
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,779,350
Kansas Development Finance Authority Revenue, 3.941% Due 04/15/2026	8,000,000	8,480,240

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities - Bonds	Face Value	Fair Value

Kentucky Property and Buildings Commission Revenue, 6.164% Due 08/01/2023	1,000,000	1,135,040
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,603,052
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,013,133
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,653,820
7.0% - Total For Taxable Municipal Bonds		$24,214,534

Total Fixed Income Securities - Bonds 96.8%		$334,829,503
(Identified Cost $328,997,639)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	140,077	3,761,067
Total Preferred Stocks 1.1%		$3,761,067
(Identified Cost $3,489,282)

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.89%**	6,079,700	6,079,700
Total Cash Equivalents 1.8%		$6,079,700
(Identified Cost $6,079,700)

Total Portfolio Value 99.7%		$344,670,270
(Identified Cost $338,566,621)

Other Assets in Excess of Liabilities 0.3%		$946,650

Total Net Assets 100%		$345,616,920

** Variable Rate Security; the rate shown is as of September 30, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	$477,916
Cedar Park Texas GO Unlimited, 3.000% Due 02/15/2018	400,000	403,096
Cincinnati Ohio GO Unlimited, 5.250% Due 12/01/2029	200,000	242,000
Columbus Ohio GO Unlimited, 5.000% Due 06/01/2018	500,000	513,340
Gahanna Ohio GO Limited, 4.000% Due 12/01/2021	420,000	462,374
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	197,321
Hurst Texas GO Limited, 4.000% Due 08/15/2031	335,000	359,103
Lakewood Ohio GO Limited, 4.000% Due 12/01/2028	840,000	938,196
Lakewood Ohio GO Limited, 4.000% Due 12/01/2029	300,000	333,000
Marysville Ohio GO Limited Bond Anticipation Notes, 1.750% Due 08/23/2018	500,000	502,240
Mason Ohio GO Limited, 4.000% Due 12/01/2020*	375,000	382,616
Medina Ohio GO Limited, 2.000% Due 12/01/2020	220,000	222,123
Newport Kentucky GO Unlimited, 3.000% Due 05/01/2023	205,000	217,327
Pembroke Pines Florida GO Unlimited, 5.000% Due 09/01/2024	200,000	240,260
Pickerington Ohio GO Limited Bond Anticipation Notes, 2.000% due 02/08/2018	600,000	601,536
Plain City Ohio GO Bond Anticipation Notes, 2.125% Due 05/15/2018	1,100,000	1,105,368
Sandusky Ohio GO Limited, 3.000% Due 12/01/2017	300,000	301,014
Seven Hills OH GO Limited Bond Anticipation Notes, 2.250% Due 06/28/2018	520,000	523,780
Springboro Ohio GO Limited, 3.000% Due 12/01/2017	150,000	150,518
Springfield Ohio GO Limited Bond Anticipation, 2.000% Due 03/30/2018	370,000	371,961
Strongsville Ohio GO Limited, 4.000% Due 12/01/2030	350,000	383,016
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2018	420,000	429,080
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2020	225,000	235,521
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024*	40,000	40,266
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	200,356
9.6% - Total For General Obligation - City		$9,833,328

Butler County Ohio General Obligation Limited, 5.000% Due 12/01/2024	160,000	193,296
Fairborn Ohio GO Limited, 1.750% Due 09/07/2018	425,000	427,027
Fairborn Ohio GO Limited Bond Anticipation Notes, 2.000% Due 03/22/2018	1,000,000	1,004,030
Franklin County Ohio GO Limited, 4.000% Due 12/01/2018	220,000	227,286
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	452,272
Hamilton County Ohio GO Limited, 5.000% Due 12/01/2028	500,000	621,690
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	165,544
Mercer County Ohio GO Limited, 3.000% Due 11/01/2018	200,000	204,016
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	275,333
Preble County Ohio GO Limited Bond Anticipation, 1.200% due 09/19/2018	250,000	249,760
Riversouth Ohio Authority Revenue, 4.000% Due 12/01/2031	700,000	739,403
Rowan County Kentucky GO Unlimited (AGM Insured), 4.000% Due 06/01/2024	390,000	430,466
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	340,383
Walton County Florida Board Certificates of Participation, 5.000% due 07/01/2027	500,000	612,460
Warren County Ohio GO Limited Bond Anticipation, 1.625% Due 08/23/2018	500,000	502,310
6.3% - Total For General Obligation - County		$6,445,276

Ohio GO Unlimited, 5.000% Due 09/01/2022	400,000	467,488
Ohio GO Unlimited Variable Rate, 0.780% Due 03/15/2025**	300,000	300,000
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	958,475
Texas Tax and Revenue Anticipation, 4.000% Due 08/30/2018	750,000	770,295
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	583,225
3.0% - Total For General Obligation - State		$3,079,483

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	970,298
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	148,532
Bowling Green State University Ohio Revenue, 5.000% Due 06/01/2032	500,000	591,135
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	280,672
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	353,382
Cuyahoga Ohio Community College District General Receipts Revenue, 5.000% Due 02/01/2018	875,000	886,646
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	613,674
Kent State University Ohio General Receipt Revenue, 4.000% Due 05/01/2022	255,000	281,079
Lake County Ohio Community College District GO Unlimited, 2.000% Due 12/01/2018	155,000	156,803
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	197,760
Lorain County Ohio Community College District General Receipts Revenue Bond, 4.000% Due 12/01/2025	600,000	672,642
Lucas County Ohio GO Limited, 4.000% Due 10/01/2028	1,000,000	1,101,230
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,128,078
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	400,000	443,232
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	110,808
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	324,132
Northern Kentucky University General Receipts Revenue, 3.000% Due 09/01/2021	210,000	221,838
Ohio Higher Education Facilities Revenue - University of Dayton, 5.500% Due 12/01/2024	250,000	262,503
Ohio Higher Education Facilities Revenue - Xavier University, 4.500% Due 05/01/2036	1,000,000	1,050,060
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020*	155,000	156,018
Ohio Higher Educational Facilities Revenue - University of Dayton, 3.000% Due 12/01/2018	125,000	127,629
Ohio Higher Educational Facilities Revenue - University of Dayton, 4.000% Due 12/01/2017	165,000	165,782
Ohio Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	161,787
Ohio State University General Receipts Revenue, 4.000% Due 06/01/2030	200,000	218,178
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	146,090
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	128,394
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue, 5.000% Due 04/01/2026	315,000	375,729

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	376,607
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2028	410,000	478,999
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	747,845
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	335,000	397,799
University of Akron Ohio Revenue, 5.000% Due 01/01/2027	350,000	420,158
University of Cincinnati General Receipts Revenue, 4.000% Due 06/01/2036	250,000	261,905
University of Louisville Kentucky General Receipts Revenue (State Intercept), 5.000% Due 03/01/2018	220,000	223,562
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	329,847
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	251,643
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	536,721
University of Cincinnati Ohio Receipts Revenue (Assured Guaranty Insured), 5.000% Due 06/01/2019	300,000	319,509
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	338,178
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,012,644
16.5% - Total For Higher Education		$16,969,528

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 10/15/2024	100,000	112,769
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	324,492
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021*	335,000	347,573
Franklin County Ohio Hospital Revenue Nationwide Childrens, 4.000% Due 11/01/2036	800,000	836,272
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group, 5.250% Due 06/01/2027	1,000,000	1,141,050
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,087,636
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, 5.000% Due 05/15/2027	100,000	117,825
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	531,065
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	364,794
Nashville and Davidson County Tennessee Vanderbilt University Medical Center, 5.000% Due 07/01/2031	430,000	497,845
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2018	100,000	100,975
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	184,459
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	451,212
Pennsylvania GO Unlimited, 5.000% Due 01/15/2027	1,000,000	1,204,100
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	290,190
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	537,012
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026*	500,000	575,665
8.5% - Total For Hospital/Health Bonds		$8,704,934

Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	580,920
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	308,451
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	215,052
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	154,533
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	834,172
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	521,555
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	104,011
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	100,427
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	159,711
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	308,646
3.2% - Total For Revenue Bonds - Facility		$3,287,478

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	402,308
Anderson Indiana Sewage Works Revenue (AGM Insured), 4.000% Due 11/01/2026	300,000	336,081
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	401,700
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	11,599
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	75,000	86,993
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	45,000	52,020
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	302,439
Evansville Indiana Waterworks District Revenue (BAM Insured), 4.000% Due 01/01/2029	400,000	438,844
Evansville Indiana Waterworks District Revenue (BAM Insured), 5.000% Due 01/01/2022	300,000	340,761
Lafayette Indiana Sewage Works Revenue, 5.000% Due 07/01/2022	150,000	172,098
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	229,384
Mt. Vernon Ohio Waterworks Revenue, 3.750% Due 12/01/2018	225,000	231,804
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	323,221
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	270,607
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, 4.000% Due 12/01/2031	400,000	428,152
Toledo Ohio Water System Revenue, 5.000% Due 11/15/2025	255,000	306,995
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	407,676
Toledo Ohio Waterworks Revenue, 5.000% Due 11/15/2026	500,000	615,995
5.2% - Total For Revenue Bonds - Water & Sewer		$5,358,677

Akron Ohio Income Tax Revenue Bond Anticipation Notes, 2.500% Due 12/13/2017	500,000	501,165
Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	435,039
Aurora Colorado Certificates of Participation, 3.500% Due 12/01/2018	280,000	288,123
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 4.750% Due 11/01/2030	500,000	574,705
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 5.000% Due 11/01/2032	390,000	452,755
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	115,766
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	155,148
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	240,437
Escambia County Florida Pollution Control Revenue (Gulf Power Company), 2.100% Due 07/01/2022	820,000	828,610
Escambia County Florida Solid Waste Disposal Revenue (Gulf Power Company), 1.400% Due 04/01/2039	555,000	555,100
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, 5.000% Due 06/01/2030	655,000	759,590
Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.), 1.250% Due 10/01/2029	300,000	298,719
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 1.850% Due 11/01/2035	550,000	554,125

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 2.150% Due 11/01/2035	650,000	661,238
Mobile Alabama Industrial Development Board Pollution Control Revenue, 1.625% Due 07/15/2034	400,000	400,296
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.000% Due 12/01/2017	200,000	200,364
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.500% Due 12/01/2019	400,000	405,904
Ohio Cultural and Sports Facilities Project Revenue, 4.000% Due 10/01/2019	225,000	237,562
Ohio Mental Health Capital Facilities Revenue, 5.000% Due 02/01/2025	1,000,000	1,209,580
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	618,948
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	289,683
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	596,365
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2026	500,000	612,505
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2028	570,000	690,703
Ohio Transportation Project Revenue, 2.000% Due 05/15/2018	155,000	156,008
Ohio Turnpike and Infrastructure Commission (National Re Insured), 5.500% Due 02/15/2019	390,000	413,537
11.9% - Total For Other Revenue Bonds		$12,251,975

Avon IN Community School Building Corporation Revenue, 4.000% Due 01/15/2019	500,000	518,290
Bellbrook-Sugarcreek LSD GO Unlimited, 4.000% Due 12/01/2031	325,000	351,049
Berea Ohio CSD GO Unlimited, 4.000% Due 12/01/2031	500,000	535,635
Boone County Kentucky SD Finance Corporation Revenue, 2.500% Due 05/01/2019	500,000	509,575
Breckinridge County Kentucky SD Finance Corp., 5.000% Due 04/01/2025	265,000	315,403
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	120,596
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	318,093
Chillicothe Ohio CSD Special Obligation Revenue, 4.000% Due 12/01/2023	130,000	142,353
Chillicothe Ohio SD GO Unlimited (AGM Insured), 4.000% Due 12/01/2029	400,000	436,364
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	121,461
Columbus Ohio CSD GO Unlimited, 4.000% Due 12/01/2029	400,000	439,908
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	183,536
Dayton Ohio CSD GO Unlimited (SDCP), 1.500% Due 11/01/2018	500,000	501,815
Dover Ohio CSD GO Limited (SDCP), 2.000% Due 11/01/2017	100,000	100,079
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	584,565
Elyria Ohio SCD GO Unlimited (SDCP), 4.000% Due 12/01/2030	1,000,000	1,086,230
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	465,209
Fairlawn Ohio LSD GO Unlimited (School District Credit Program), 3.000% Due 12/01/2018	170,000	173,934
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue, 5.000% Due 12/01/2024	300,000	355,800
Franklin Indiana Community Multi-School Building Corp., 5.000% Due 01/15/2023	200,000	231,456
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	118,349
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	323,841
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	103,259
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	588,640
Harrison Hills Ohio CSD GO Unlimited (School District Credit Program), 4.000% Due 11/01/2017	215,000	215,501
Hillsborough County Florida School Board Certificates of Participation, 5.000% Due 07/01/2025	200,000	242,684
Indian Lake Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	250,000	252,762
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 2.000% Due 06/01/2019	200,000	202,688
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 4.000% Due 06/01/2031	270,000	286,448
Johnstown-Monroe Ohio LSD GO Unlimited, 4.000% Due 12/01/2029	800,000	877,072
Keller Texas ISD GO Unlimited, 4.500% Due 02/15/2020	5,000	5,238
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	162,189
Kenton County Kentucky SD Finance Corp. Revenue, 4.000% Due 02/01/2028	400,000	435,732
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2020	240,000	260,002
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2030	400,000	434,488
Lake Ohio LSD of Stark County GO Unlimited, 4.000% Due 12/01/2023	400,000	441,516
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	138,002
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	400,295
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	252,330
Licking Heights Ohio LSD GO Unlimited, 5.000% Due 10/01/2025	715,000	856,398
Licking Valley Ohio LSD GO Unlimited, 2.000% Due 12/01/2017	200,000	200,368
Louisville Ohio CSD GO Unlimited (SDCP), 3.000% Due 12/01/2020	370,000	387,886
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	100,417
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	60,000	60,059
Marysville Michigan PSD GO Unlimited, 5.000% Due 05/01/2021	250,000	281,577
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	184,366
Mayfield Ohio CSD Certificates of Participation, 4.000% Due 09/01/2032	280,000	295,907
Miamisburg Ohio CSD Certificates of Participation, 2.000% Due 12/01/2018	160,000	161,768
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,207,051
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	261,095
Munster Indiana School Building Corp. Revenue (State Intercept), 4.000% Due 01/15/2029	400,000	441,260
Murray KY ISD Finance Corporation Revenue, 5.000% Due 03/01/2025	810,000	957,015
Newark Ohio CSD GO Unlimited, (School District Credit Program), 4.000% Due 12/01/2026	235,000	261,069
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	153,595
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2028	100,000	117,433
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2029	150,000	175,768
Parchment Michigan SD GO Unlimited, 4.000% Due 05/01/2018	275,000	279,433
Olmsted Falls Ohio CSD GO Unlimited, 2.000% Due 12/01/2017	100,000	100,187
Olmsted Falls Ohio CSD GO Unlimited, 2.000% Due 12/01/2018	110,000	111,279
Orange County Florida School Board Certificates of Participation, 5.000% Due 08/01/2032	500,000	583,710
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	284,914
Reynoldsburg Ohio CSD GO, 4.375% Due 12/01/2018	200,000	204,488
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020*	200,000	205,310
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	100,449

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2017 - Unaudited

Municipal Income Securities - Bonds	Face Value	Fair Value

South Range Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	125,000	126,164
South-Western Ohio CSD of Granklin and Pickway Counties GO Unlimited, 4.000% Due 12/01/2017	500,000	502,525
Southwest Licking Ohio LSD GO Unlimited, 2.000% Due 11/01/2018	500,000	505,290
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	325,020
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	449,482
Toledo Ohio CSD GO Unlimited, 5.000% Due 12/01/2029	660,000	775,777
Trotwood-Madison Ohio CSD GO Unlimited, 4.000% Due 12/01/2028	210,000	232,739
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), 4.000% Due 12/01/2030	350,000	382,242
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	254,532
Wadsworth Ohio CSD GO Unlimited, 3.000% Due 12/01/2017	210,000	210,601
Wadsworth Ohio CSD GO Unlimited, 3.000% Due 12/01/2019	120,000	123,734
Wadsworth Ohio CSD GO Unlimited, 3.500% Due 12/01/2022	215,000	227,341
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	190,694
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	321,075
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, 4.000% Due 04/01/2030	395,000	427,398
West Clermont Ohio LSD GO Unlimited (School District Credit Program), 4.000% Due 12/01/2017	300,000	301,452
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	256,632
Wyoming Ohio CSD GO Unlimited, 5.000% Due 12/01/2023	200,000	236,776
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	463,616
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	163,666
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	213,238
27.1% - Total For School District		$27,895,183

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,145,523
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2030	600,000	686,292
Kentucky Property and Buildings Commission Revenue, 5.000% Due 11/01/2026	640,000	758,925
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	689,460
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	407,960
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	420,000
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	231,142
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	180,000
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	156,802
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	387,509
Ohio Department of Administration Certificate of Participation, 5.000% Due 03/01/2024	300,000	343,548
Ohio Department of Administration Certificate of Participation, 5.000% Due 09/01/2018	435,000	450,334
Ohio Department of Administration Certificates of Participation, 5.000% Due 09/01/2018	250,000	258,812
5.9% - Total For State Agency		$6,116,307

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	225,000	235,748
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	35,000	36,062
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	120,000	122,032
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	175,000	178,306
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	100,000	101,010
0.7% - Total For Housing		$673,158

Total Municipal Income Securities - Bonds 97.9%		$100,615,327
(Identified Cost $98,441,766)

Cash Equivalents	Shares

Dreyfus AMT-Free Tax Cash Management Fund, 0.64%**	3,750,882	3,750,882
Total Cash Equivalents 3.6%		$3,750,882
(Identified Cost $3,750,882)

Total Portfolio Value 101.5%		$104,366,209
(Identified Cost $102,192,648)

Other Assets in Excess of Liabilities -1.5%		$(1,580,872)

Total Net Assets 100.0%		$102,785,337

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2017, these bonds represented 2.52% of total assets.

** Variable Rate Security; the rate shown is as of September 30, 2017.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Credit Senior Unsecured Notes, 2.250% Due 05/05/2021	2,750,000	$2,745,991
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	2,100,000	2,261,005
Bank of America Notes, 6.875% Due 04/25/2018	2,500,000	2,571,960
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,400,000	2,556,993
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,500,000	2,545,933
Goldman Sachs Group Senior Unsecured Notes, 6.150% Due 04/01/2018	2,500,000	2,554,624
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	2,500,000	2,476,081
JP Morgan Chase & Co. Unsecured Notes, 4.500% Due 01/24/2022	2,000,000	2,167,021
JP Morgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	770,000	770,000
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,017,137
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,500,000	1,634,784
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	2,700,000	2,723,166
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,450,000	2,456,959
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,500,000	1,502,774
MUFG Union Bank NA Senior Unsecured Notes, 2.250% Due 05/06/2019	1,495,000	1,499,722
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,614,152
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	750,000	814,718
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	2,500,000	2,542,995
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	2,800,000	2,868,942
28.1% - Total Finance		$39,324,957

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	2,400,000	2,549,518
BP Capital Markets PLC Senior Unsecured Notes, 1.375% Due 05/10/2018	1,650,000	1,648,970
BP Capital Markets PLC Senior Unsecured Notes, 1.674% Due 02/13/2018	1,250,000	1,250,888
Chevron Corp. Senior Unsecured Floating Rate Note, 2.264% Due 05/16/2021**	1,000,000	1,023,930
Chevron Corp. Senior Unsecured Note, 2.427% Due 06/24/2020	1,945,000	1,973,755
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	2,170,000	2,167,985
CVS Health Corp. Senior Unsecured Notes, 4.125% Due 05/15/2021	2,177,000	2,299,509
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,922,000	1,952,063
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	2,409,000	2,513,544
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.320% Due 03/15/2023**	3,500,000	3,584,518
Kroger Co. Senior Unsecured Notes, 6.150% Due 01/15/2020	2,000,000	2,173,247
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,020,124
Shell International Senior Unsecured Notes, 4.375% Due 03/25/2020	2,250,000	2,387,361
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	3,000,000	3,001,431
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	2,500,000	2,682,082
23.0% - Total Industrial		$32,228,925

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	1,500,000	1,531,337
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	2,494,000	2,636,449
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	2,000,000	2,116,388
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,600,000	1,599,427
Georgia Power Co. Senior Unsecured Notes, 4.250% Due 12/01/2019	1,040,000	1,089,538
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	2,600,000	2,700,998
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 02/01/2018	1,550,000	1,569,926
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,280,000	1,321,072
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	600,000	628,879
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	2,000,000	2,042,169
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,566,000	2,711,405
14.2% - Total Utilities		$19,947,588

65.3% Total Corporate Bonds		$91,501,470

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,235,880	4,237,535

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

	Face Value	Fair Value
United States Treasury Floating Rate Notes, 1.193% Due 01/31/2019**	5,000,000	5,008,022
United States Treasury Floating Rate Notes, 1.223% Due 10/31/2018**	5,000,000	5,007,858
10.2% - Total United States Government Treasury Obligations		$14,253,415

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.250% Due 07/27/2021**	1,800,000	1,773,257
FHLMC Step-up Coupon Notes, 1.375% Due 08/24/2021**	1,500,000	1,491,386
FHLMC Step-up Coupon Notes, 1.400% Due 11/23/2021**	2,000,000	1,993,582
FHLMC Step-up Coupon Notes, 1.500% Due 06/15/2022**	4,005,000	3,994,235
FHLMC Step-up Coupon Notes, 1.625% Due 05/10/2022**	1,000,000	999,469
FHLMC Step-up Coupon Notes, 1.625% Due 06/21/2022**	2,000,000	1,998,098
FHLMC Step-up Coupon Notes, 1.750% Due 07/12/2022**	2,000,000	1,998,256
FHLMC Step-up Coupon Notes, 1.750% Due 07/18/2022**	1,000,000	998,536
FHLMC Step-up Coupon Notes, 1.750% Due 07/26/2022**	1,750,000	1,747,830
FHLMC Step-up Coupon Notes, 1.750% Due 09/29/2022**	2,000,000	1,998,180
13.6% - Total United States Government Agency Obligations		$18,992,829

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM, 3.260% Due 04/01/2042**	473,328	488,588
FHLMC CMO Series 2989 Class TG, 5.000% Due 06/15/2025	616,371	662,227
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	724,566	726,442
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	461,508	456,721
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	445,919	452,459
FNMA 7/1 Hybrid ARM, 2.758% Due 02/01/2046**	881,405	898,697
FNMA 7/1 Hybrid ARM, 2.796% Due 12/01/2044**	755,551	774,046
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	411,886	433,121
FNMA CMO Series 2017-30 Class G, 3.000% Due 07/25/2040	1,832,866	1,874,704
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	814,110	888,143
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	44,424	46,080
GNMA Pool 726475, 4.000% Due 11/15/2024	234,343	243,433
5.7% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$7,944,661

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue, 3.491% Due 04/15/2023	825,000	855,203
0.6% - Total For Taxable Municipal Bonds		$855,203

Total Fixed Income Securities 95.4%		$133,547,578.00
(Identified Cost $133,478,096)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.89%**	5,615,889	5,615,889
Total Cash Equivalents 4.0%		$5,615,889
(Identified Cost $5,615,889)

Total Portfolio Value 99.4%		$139,163,467
(Identified Cost $139,093,985)

Other Assets in Excess of Liabilities 0.6%		$831,602

Total Net Assets 100.0%		$139,995,069

* 144A Restricted Security. The total fair value of such securities as of September 30, 2017, was $1,321,072 and represented 0.94% of net assets.

- Northern Natural Gas Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on September 30, 2017 was $103.209.

- Northern Natural Gas Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on September 30, 2017 was $103.209.

- Northern Natural Gas Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766; price on September 30, 2017 was $103.209.

** Variable Rate Security; the rate shown is as of September 30, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	2,000,000	$2,064,551
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	2,116,000	2,252,508
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	500,000	527,611
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,065,414
Bank of America Corp. Senior Unsecured Notes, 3.248% Due 10/21/2027	1,750,000	1,714,936
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,000,000	2,118,527
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	2,000,000	1,980,865
JP Morgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	2,000,000	2,082,533
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,017,137
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	500,000	544,928
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,500,000	1,550,265
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	1,600,000	1,604,545
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	1,290,000	1,333,080
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,614,152
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,069,214
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	2,000,000	2,034,396
US Bancorp Subordinated Notes, 2.950% Due 07/15/2022	1,246,000	1,275,182
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,000,000	1,040,247
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	1,400,000	1,480,673
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,311,301
24.4% - Total Finance		$29,682,065

Industrial
AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	2,000,000	2,021,145
Chevron Corp. Senior Unsecured Notes, 2.355% Due 12/05/2022	1,500,000	1,501,916
CVS Health Corp. Senior Unsecured Notes, 3.875% Due 07/20/2025	1,700,000	1,773,121
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,500,000	1,510,380
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.320% Due 03/15/2023**	2,230,000	2,283,850
Goodrich Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,062,643
Johnson Controls International PLC, 3.750% Due 12/01/2021	990,000	1,032,096
Kroger Co. Senior Unsecured Notes, 3.500% Due 02/01/2026	1,800,000	1,770,583
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,020,124
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	500,000	532,347
Shell International Finance Senior Unsecured Notes, 2.125% Due 05/11/2020	1,800,000	1,811,067
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,000,000	1,023,586
Target Corp. Senior Unsecured Notes, 2.500% Due 04/15/2026	2,000,000	1,915,484
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,500,000	1,500,716
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	1,782,000	1,697,528
18.5% - Total Industrial		$22,456,586

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 3.750% Due 11/15/2023	1,000,000	1,053,817
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	460,000	469,610
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	655,412
Duke Energy Ohio First Mortgage, 5.450% Due 04/01/2019	1,000,000	1,051,538
Enterprise Products Senior Unsecured Notes, 3.750% Due 02/15/2025	1,500,000	1,554,612
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,190,000	1,189,574
Georgia Power Co. Senior Unsecured Notes, 2.850% Due 05/15/2022	1,111,000	1,128,426
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	546,075
National Rural Utilities Corp. Collateral Trust, 5.450% Due 02/01/2018	1,190,000	1,205,298
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,032,088
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	524,066
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,056,666
9.4% - Total Utilities		$11,467,182

52.3% Total Corporate Bonds		$63,605,833

United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	1,756,304	1,781,753
Treasury Inflation Protected Security, 1.750% Due 01/15/2028	2,921,200	3,270,186
United States Treasury Floating Rate Notes, 1.193% Due 01/31/2019**	5,000,000	5,008,022
United States Treasury Floating Rate Notes, 1.223% Due 10/31/2018**	800,000	801,257

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

	Face Value	Fair Value
United States Treasury Floating Rate Notes, 1.123% Due 04/30/2019**	5,000,000	5,002,861
United States Treasury Notes, 0.750% Due 10/31/2017	4,000,000	3,999,080
United States Treasury Notes, 2.500% Due 05/15/2046	2,500,000	2,323,047
United States Treasury Notes, 2.750% Due 11/15/2042	450,000	444,164
18.7% - Total United States Government Treasury Obligations		$22,630,370

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.625% Due 07/12/2021**	2,000,000	1,994,038
FHLMC Step-up Coupon Notes, 1.375% Due 10/28/2021**	1,500,000	1,495,472
FHLMC Step-up Coupon Notes, 1.400% Due 11/23/2021**	1,500,000	1,495,187
FHLMC Step-up Coupon Notes, 1.500% Due 06/15/2022**	1,800,000	1,795,162
FHLMC Step-up Coupon Notes, 1.625% Due 06/21/2022**	3,000,000	2,997,147
FHLMC Step-up Coupon Notes, 1.750% Due 07/12/2022**	3,500,000	3,496,948
10.9% - Total United States Government Agency Obligations		$13,273,954

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.260% Due 04/01/2042**	507,137	523,487
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	492,011	515,567
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	156,494	167,673
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	910,454	941,859
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	182,007	184,677
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	247,563	277,631
FNMA 10/1 Hybrid ARM, 3.265% Due 12/01/2041**	391,806	404,574
FNMA 7/1 Hybrid ARM, 2.796% Due 12/01/2044**	776,051	795,047
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	343,901	364,065
FNMA CMO Series 2015-37 Class BA, 3.000% Due 08/25/2044	1,852,495	1,903,291
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,293,786	1,287,278
FNMA CMO Series 2016-99 Class TA, 3.500% Due 03/25/2036	1,092,069	1,132,060
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	325,644	355,257
7.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$8,852,466

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	781,035
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,111,740
Kansas Development Finance Authority Revenue, 4.091% Due 04/15/2027	3,000,000	3,197,700
Kentucky Asset Liability Commission Revenue, 4.104% Due 04/01/2019	1,000,000	1,024,850
Kentucky Asset Liability Commission Revenue, 5.339 % Due 04/01/2022	300,000	322,338
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,536,211
6.6% - Total Taxable Municipal Bonds		$7,973,874

Total Fixed Income Securities 95.8%		$116,336,497
(Identified Cost $115,082,930)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	59,890	1,608,046
Total Preferred Stocks 1.3%		$1,608,046
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.89%**	2,593,979	2,593,979
Total Cash Equivalents 2.1%		$2,593,979
(Identified Cost $2,593,979)

Total Portfolio Value 99.2%		$120,538,522
(Identified Cost $119,122,940)

Other Assets in Excess of Liabilities 0.8%		$904,783

Total Net Assets 100%		$121,443,305

* 144A Restricted Security. The total fair value of such securities as of September 30, 2017 was $1,032,088 and represented 0.85% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2017 was $103.2088

** Variable Rate Security; the rate shown is as of September 30, 2017.

ARM - Adjustable Rate Mortgage

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Ace INA Holdings Inc. Senior Unsecured Notes, 2.875% Due 11/03/2022	600,000	$611,085
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	3,096,826
AON Corp. Senior Unsecured Notes, 3.500% Due 06/14/2024	200,000	205,645
AON Corp. Senior Unsecured Notes, 3.875% Due 12/15/2025	1,800,000	1,894,396
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,000,000	1,064,513
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,500,000	2,663,534
Bank of America Corp. Senior Unsecured Notes, 3.248% Due 10/21/2027	3,000,000	2,939,891
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,225,000	2,356,862
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	225,000	222,847
Huntington Bancshares Senior Unsecured Notes, 3.150% Due 03/14/2021	2,425,000	2,486,330
JP Morgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	2,100,000	2,186,660
JP Morgan Chase & Co. Subordinated Notes, 3.375% Due 05/01/2023	100,000	102,084
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,017,137
Key Bank NA Subordinated Notes, 5.700% Due 11/01/2017	205,000	205,639
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,000,000	1,089,856
Marsh & McLennan Co. Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,200,000	1,240,212
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,225,000	2,231,320
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,500,000	1,502,774
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	1,050,000	1,085,065
National City Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,745,000	1,877,797
PNC Financial Services Subordinated Notes, 3.900% Due 04/29/2024	1,225,000	1,286,072
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,245,634
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	2,200,000	2,237,835
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,100,000	1,144,272
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,740,000	1,780,752
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	2,900,000	3,510,304
23.2% - Total Finance		$41,285,342

Industrial
AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	225,000	227,379
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	2,000,000	2,159,508
Chevron Corp. Senior Unsecured Notes, 2.355% Due 12/05/2022	1,550,000	1,551,980
CVS Health Corp. Senior Unsecured Notes, 3.875% Due 07/20/2025	2,500,000	2,607,532
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,416,820
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	2,175,000	2,190,050
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.304% Due 04/15/2023**	1,000,000	1,022,340
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.320% Due 03/15/2023**	3,150,000	3,226,067
Georgia Power Co. Senior Unsecured Notes, 5.400% Due 06/01/2018	1,460,000	1,494,440
Johnson Controls International PLC, 3.625% Due 07/02/2024	1,125,000	1,165,494
Johnson Controls International PLC, 3.750% Due 12/01/2021	1,000,000	1,042,522
Kroger Co. Senior Unsecured Notes, 4.000% Due 02/01/2024	150,000	155,543
Kroger Co. Senior Unsecured Notes, 3.500% Due 02/01/2026	2,400,000	2,360,777
McDonalds Corp. Senior Unsecured Notes, 3.625% Due 05/20/2021	545,000	571,082
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	1,300,000	1,700,489
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	100,000	102,012
Shell International Finance Senior Unsecured Notes, 2.125% Due 05/11/2020	550,000	553,382
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,600,000	1,637,737
Target Corp. Senior Unsecured Notes, 2.500% Due 04/15/2026	2,500,000	2,394,355
Union Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	250,000	268,707
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,870,000	1,870,892
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/15/2055	2,774,000	2,642,505
18.1% - Total Industrial		$32,361,613

Utilities
Alabama Power Co., Senior Unsecured Notes, 5.500% Due 10/15/2017	70,000	70,084
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 3.750% Due 11/15/2023	2,900,000	3,056,070
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	100,000	102,089
Duke Energy Corp., Senior Unsecured Notes, 3.550% Due 09/15/2021	2,425,000	2,524,417
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,640,000	1,682,162
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	499,821
Eversource Energy Senior Unsecured Notes, 2.800% Due 05/01/2023	480,000	483,723
Interstate Power & Light Senior Unsecured Notes, 3.400% Due 08/15/2025	225,000	228,061
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	2,500,000	2,597,113
National Rural Utilities Corp. Collateral Trust, 2.300% Due 11/15/2019	305,000	307,897
Northern Natural Gas Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,032,088
NStar Senior Unsecured Notes, 4.500% Due 11/15/2019	1,000,000	1,048,131

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

	Face Value	Fair Value
Virginia Electric & Power Co. Senior Unsecured Notes, 2.950% Due 01/15/2022	300,000	306,014
Xcel Energy Inc. Senior Unsecured Notes, 3.300% Due 06/01/2025	650,000	660,058
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,056,666
8.8% - Total Utilities		$15,654,394

50.1% Total Corporate Bonds		$89,301,349

United States Government Treasury Obligations
Treasury Inflation Protected Security, 1.000% Due 02/15/2046	1,988,755	2,017,573
Treasury Inflation Protected Security, 1.375% Due 02/15/2044	2,310,748	2,549,429
United States Treasury Bond, 2.500% Due 02/15/2045	4,670,000	4,355,505
United States Treasury Floating Rate Notes, 1.123% Due 04/30/2019**	5,000,000	5,002,861
United States Treasury Floating Rate Notes, 1.223% Due 10/31/2018**	2,750,000	2,754,322
United States Treasury Floating Rate Notes, 1.113% Due 07/31/2019**	2,000,000	2,000,088
United States Treasury Notes, 2.500% Due 05/15/2046	6,000,000	5,575,312
United States Treasury Notes, 2.750% Due 08/15/2042	3,515,000	3,472,436
United States Treasury Notes, 2.750% Due 11/15/2042	2,100,000	2,072,766
16.7% - Total United States Government Treasury Obligations		$29,800,292

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.625% Due 07/12/2021**	1,650,000	1,645,081
FHLMC Step-up Coupon Notes, 1.375% Due 08/24/2021**	5,225,000	5,194,993
FHLMC Step-up Coupon Notes, 1.625% Due 05/10/2022**	2,000,000	1,998,938
FHLMC Step-up Coupon Notes, 1.750% Due 07/12/2022**	5,000,000	4,995,640
FHLMC Step-up Coupon Notes, 1.750% Due 07/26/2022**	1,500,000	1,498,140
8.6% - Total United States Government Agency Obligations		15,332,792

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM, 3.260% Due 04/01/2042**	507,137	523,487
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	136,932	146,714
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	910,454	941,859
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	364,015	369,354
FHLMC CMO Series 4087 Class PT, 3.000% Due 07/15/2042	1,207,754	1,230,892
FHLMC CMO Series 4161 Class QA, 3.000% Due 02/15/2043	271,984	276,632
FHLMC CMO Series 4582 Class PA, 3.000% Due 11/15/2045	1,777,408	1,812,281
FHLMC Gold Partner Certificate Pool G01880, 5.000% Due 08/01/2035	107,583	118,047
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	221,037	237,871
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	559,707	627,687
FHLMC Gold Partner Certificate Pool G09921, 4.000% Due 07/01/2024	327,456	343,066
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,316,830	1,379,904
FNMA 10/1 Hybrid ARM, 3.265% Due 12/01/2041**	391,806	404,574
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	251,918	264,906
FNMA CMO Series 2005-64 Class PL, 5.500% Due 07/25/2035	146,855	161,813
FNMA CMO Series 2011-53 Class DT, 4.500% Due 06/25/2041	336,941	360,270
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,098,005	1,122,838
FNMA CMO Series 2013-83 Class MH, 4.000% Due 08/25/2043	488,955	518,574
FNMA CMO Series 2014-20 Class AC, 3.000% Due 08/25/2036	886,165	908,396
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	495,969	515,237
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	1,506,925	1,521,809
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	3,277,592	3,261,104
FNMA CMO Series 2016-79 Class L, 2.500% Due 10/25/2044	2,101,036	2,092,567
FNMA CMO Series 2016-99 Class TA, 3.500% Due 03/25/2036	924,058	957,897
FNMA CMO Series 2017-30 Class G, 3.000% Due 07/25/2040	3,207,516	3,280,732
FNMA Partner Certificate Pool 1107, 3.500% Due 07/01/2032	1,105,195	1,155,130
FNMA Partner Certificate Pool 889050, 6.000% Due 05/01/2037	409,034	463,843
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	222,402	249,281
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	343,901	364,065
FNMA Partner Certificate Pool AL9309, 3.500% Due 10/01/2031	1,266,964	1,321,740
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	260,515	284,206
GNMA CMO Pool 2009-124 Class L, 4.000% Due 11/20/2038	108,966	111,160
15.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$27,327,936

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	807,967
Cincinnati Children's Hospital Medical Center, 2.853% Due 11/15/2026	750,000	726,143
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	1,984,456
Kansas Development Finance Authority Revenue, 3.741% Due 04/15/2025	3,705,000	3,875,134
Kentucky Asset Liability Commission Revenue, 1.688 % Due 04/01/2018	150,000	149,953
Kentucky Asset Liability Commission Revenue, 5.339 % Due 04/01/2022	295,000	316,966
Kentucky Property and Buildings Commission Revenue, 5.373% Due 11/01/2025	200,000	222,826

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

	Face Value	Fair Value
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	996,984
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	922,513
5.6% Total Taxable Municipal Bonds		$10,002,942

Total Fixed Income Securities 96.3%		$171,765,311
(Identified Cost $169,819,795)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	63,600	1,707,660
Total Preferred Stocks 1.0%		$1,707,660
(Identified Cost $1,557,043)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.89%**	3,508,871	3,508,871
Total Cash Equivalents 2.0%		$3,508,871
(Identified Cost $3,508,871)

Total Portfolio Value 99.3%		$176,981,842
(Identified Cost $174,885,709)

Other Assets in Excess of Liabilities 0.7%		$1,297,995

Total Net Assets 100.0%		$178,279,837

* 144A Restricted Security. The total fair value of such securities as of September 30, 2017 was $1,032,088 and represented 0.58% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2017 was $103.2088.

** Variable Rate Security; the rate shown is as of September 30, 2017.

ARM - Adjustable Rate Mortgage

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace INA Holdings Inc. Senior Unsecured Notes, 5.900% Due 06/15/2019	679,000	$723,551
American Express Credit Senior Unsecured Notes, 2.250% Due 05/05/2021	2,600,000	2,596,210
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	2,400,000	2,584,006
Bank of America Notes, 6.875% Due 04/25/2018	2,000,000	2,057,568
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,810,000	1,928,399
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,250,000	2,291,340
Goldman Sachs Group Senior Unsecured Notes, 6.150% Due 04/01/2018	2,100,000	2,145,885
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	1,500,000	1,485,649
Huntington Bancshares Senior Unsecured Notes, 3.150% Due 03/14/2021	500,000	512,645
JP Morgan Chase & Co. Senior Unsecured Notes, 4.500% Due 01/24/2022	2,600,000	2,817,127
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,800,000	1,961,741
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	2,075,000	2,092,804
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,165,000	2,171,150
MUFG Americas Holdings Corp. Senior Unsecured Notes, 1.625% Due 02/09/2018	1,827,000	1,826,967
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	2,000,000	2,034,396
Travelers Companies Inc. Senior Unnsecured Notes, 5.800% Due 05/15/2018	1,000,000	1,026,247
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	2,600,000	2,664,018
25.2% - Total Finance		$32,919,703

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	2,000,000	2,124,598
BP Capital Markets PLC Senior Unsecured Notes, 1.375% Due 05/10/2018	1,000,000	999,376
BP Capital Markets PLC Senior Unsecured Notes, 1.674% Due 02/13/2018	1,267,000	1,267,900
Chevron Corp. Senior Unsecured Floating Rate Note, 1.848% Due 03/03/2022**	2,100,000	2,118,089
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	1,700,000	1,698,421
CVS Health Corp. Senior Unsecured Notes, 4.125% Due 05/15/2021	1,500,000	1,584,411
Eaton Corp. Senior Unsecured Notes, 5.600% Due 05/15/2018	1,000,000	1,023,880
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,025,000	1,069,482
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.604% Due 05/13/2024**	1,600,000	1,575,394
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 2.304% Due 04/15/2023**	2,000,000	2,044,680
Johnson Controls International PLC, 5.000% Due 03/30/2020	1,560,000	1,661,268
Kroger Co. Senior Unsecured Notes, 6.150% Due 01/15/2020	1,800,000	1,955,923
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,745,000	1,755,555
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,564,000	1,595,474
Shell International Senior Unsecured Notes, 4.300% Due 09/22/2019	1,800,000	1,888,162
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	2,000,000	2,000,954
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	2,003,000	2,148,884
21.8% - Total Industrials		$28,512,451

Utilities
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 2.000% Due 11/15/2018	1,000,000	1,002,551
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,020,891
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,672,000	1,767,499
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	1,500,000	1,587,291
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,425,000	1,424,490
Eversource Senior Unsecured Notes, 4.500% Due 11/15/2019	480,000	503,103
Georgia Power 2.850% Due 05/15/2022	500,000	507,842
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	1,950,000	2,025,748
National Rural Utilities Corp. Collateral Trust, 5.450% Due 02/01/2018	1,270,000	1,286,326
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,730,000	1,766,476
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,995,000	2,108,048
11.5% - Total Utilities		$15,000,265

58.5% Total Corporate Bonds		$76,432,419

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,235,880	4,237,535
United States Treasury Floating Rate Notes, 1.223% Due 10/31/2018**	3,500,000	3,505,500
United States Treasury Floating Rate Notes, 1.193% Due 01/31/2019**	1,000,000	1,001,604

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2017 - Unaudited

	Face Value	Fair Value
United States Treasury Notes, 0.750% Due 10/31/2017***	6,114,000	6,112,594
United States Treasury Notes, 1.000% Due 03/15/2018***	3,500,000	3,496,711
14.0% - Total United States Government Treasury Obligations		$18,353,944

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 1.750% Due 09/15/2022**	1,500,000	1,494,184
FHLMC Step-up Coupon Notes, 1.250% Due 07/27/2021**	2,500,000	2,462,858
FHLMC Step-up Coupon Notes, 1.375% Due 08/24/2021**	1,000,000	994,257
FHLMC Step-up Coupon Notes, 1.500% Due 06/15/2022**	1,175,000	1,171,842
FHLMC Step-up Coupon Notes, 1.625% Due 06/21/2022**	2,910,000	2,907,233
FHLMC Step-up Coupon Notes, 1.625% Due 07/12/2021**	2,000,000	1,994,038
FHLMC Step-up Coupon Notes, 1.750% Due 07/18/2022**	1,600,000	1,597,658
FHLMC Step-up Coupon Notes, 1.750% Due 07/26/2022**	3,500,000	3,495,660
FHLMC Step-up Coupon Notes, 1.750% Due 09/29/2022**	1,000,000	999,090
13.1% - Total United States Government Agency Obligations		$17,116,820

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	1,597,527	1,580,956
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	958,189	949,114
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	154,632	162,035
FNMA 10/1 Hybrid ARM, 3.265% Due 12/01/2041**	391,807	404,574
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,176,573	1,208,621
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	742,949	835,819
FNMA CMO Series 2017-30 Class G, 3.000% Due 07/25/2040	1,832,866	1,874,704
GNMA Pool 726475, 4.000% Due 11/15/2024	234,343	243,433
GNMA Pool 728920, 4.000% Due 12/15/2024	331,113	346,949
5.8% - Total United States Government Agency Obligations - Mortgage Backed Securities		$7,606,205

Taxable Municipal Bonds
Fairborn Ohio Special Obligation Bond Anticipation Notes, 2.500% Due 08/15/2018	1,525,000	1,535,431
Kentucky Asset Liability Commission Revenue, 2.668% Due 04/01/2021	820,000	826,240
1.8% Total Taxable Municipal Bonds		$2,361,671

Total Fixed Income Securities 93.2%		$121,871,059
(Identified Cost $121,743,899)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.89%**	7,562,775	7,562,775
Total Cash Equivalents 5.8%		$7,562,775
(Identified Cost $7,562,775)

Total Portfolio Value 99.0%		$129,433,834
(Identified Cost $129,306,674)

Other Assets in Excess of Liabilities 1.0%		$1,361,446

Total Net Assets: 100.0%		$130,795,280

Futures Contracts	Long Contracts	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 expiring December 2017 (50 units per contract)	1,030	$2,182,520
(Notional Value of $129,579,150)

** Variable Rate Security; the rate shown is as of September 30, 2017.

*** Held as collateral by RJ O'Brien for futures contracts

- part ($3,334,000 face) of US Treasury Note maturing 03/15/2018, and part ($2,331,000 face) of US Treasury Note maturing 10/31/2017.

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2017:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$176,710,999	$—	$—	$176,710,999
Real Estate Investment Trusts	1,830,080	—	—	1,830,080
Money Market Fund	2,799,888	—	—	2,799,888
Total	$181,340,967	$—	$—	$176,710,999

Growth Fund	Level 1		Level 3	Total
Common Stocks*	$49,092,080	$—	$—	$49,092,080
Money Market Fund	146,545	—	—	146,545
Total	$49,238,625	$—	$—	$49,238,625

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$45,541,654	$—	$—	$45,541,654
Real Estate Investment Trusts	2,693,539	—	—	2,693,539
Money Market Fund	3,813,853	—	—	3,813,853
Total	$52,049,046	$—	$—	$52,049,046

Realty Fund	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts*	$10,628,662	$—	$—	$10,628,662
Money Market Fund	139,163	—	—	139,163
Total	$10,767,825	$—	$—	$10,767,825

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$16,172,830	$—	$—	$16,172,830
Real Estate Investment Trusts	231,099	—	—	231,099
Money Market Fund	292,502	—	—	292,502
Total	$16,696,431	$—	$—	$16,696,431

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$169,865,524	$—	$169,865,524
U.S. Government Treasury Obligations	—	56,809,128	—	56,809,128
U.S. Government Agency Obligations	—	31,745,172	—	31,745,172
U.S. Government Agency Obligations - Mortgage Backed	—	52,195,145	—	52,195,145
Taxable Municipal Bonds	—	24,214,534	—	24,214,534
Preferred Stocks	3,761,067	—	—	3,761,067
Money Market Fund	6,079,700	—	—	6,079,700
Total	$9,840,767	$334,829,503	$0	$344,670,270

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$100,615,327	$—	$100,615,327
Money Market Fund	3,750,882	—	—	3,750,882
Total	$3,750,882	$100,615,327	$0	$104,366,209

Short Duration Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$91,501,470	$—	$91,501,470
U.S. Treasury Obligations	—	14,253,415	—	14,253,415
U.S. Agency Obligations	—	18,992,829	—	18,992,829
U.S. Agency Obligations – Mortgage-Backed	—	7,944,661	—	7,944,661
Taxable Municipal Bonds	—	855,203	—	855,203
Cash Equivalents	5,615,889	—	—	5,615,889
Total	$5,615,889	$133,547,578	$0	$139,163,467

Intermediate Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$63,605,833	—	$63,605,833
U.S. Treasury Obligations	—	22,630,370	—	22,630,370
U.S. Agency Obligations	—	13,273,954	—	13,273,954
U.S. Agency Obligations – Mortgage-Backed	—	8,852,466	—	8,852,466
Taxable Municipal Bonds	—	7,973,874	—	7,973,874
Preferred Stocks	1,608,046	—	—	1,608,046
Cash Equivalents	2,593,979	—	—	2,593,979
Total	$4,202,025	$116,336,497	$0	$120,538,522

Core Bond Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$89,301,349	$—	$89,301,349
U.S. Treasury Obligations	—	29,800,292	—	29,800,292
U.S. Agency Obligations	—	15,332,792	—	15,332,792
U.S. Agency Obligations – Mortgage-Backed	—	27,327,936	—	27,327,936
Taxable Municipal Bonds	—	10,002,942	—	10,002,942
Preferred Stocks	1,707,660	—	—	1,707,660
Cash Equivalents	3,508,871	—	—	3,508,871
Total	$5,216,531	$171,765,311	$0	$176,981,842

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds*	$—	$76,432,419	$—	$76,432,419
U.S. Treasury Obligations	—	18,353,944	—	18,353,944
U.S. Agency Obligations	—	17,116,820	—	17,116,820
U.S. Agency Obligations – Mortgage-Backed	—	7,606,205	—	7,606,205
Taxable Municipal Bonds	—	2,361,671	—	2,361,671
Cash Equivalents	7,562,775	—	—	7,562,775
Sub-Total	$7,562,775	$121,871,059	$0	$129,433,834
Other Financial Instruments**	2,182,520	—	—	2,182,520
Total	$9,745,295	$121,871,059	$0	$131,616,354

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the nine months ended September 30, 2017, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2017 was $118,678,634. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin payable to the Broker on futures contracts as of September 30, 2017 was $432,600.

Tax Cost of Securities

As of September 30, 2017, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$146,627,050	$36,449,269	$(1,735,352)	$34,713,917
Johnson Growth Fund	36,908,189	12,812,512	(482,076)	12,330,436
Johnson Opportunity Fund	42,546,644	10,016,543	(514,141)	9,502,402
Johnson Realty Fund	5,561,094	5,273,229	(66,497)	5,206,732
Johnson International Fund	13,328,690	4,122,379	(754,639)	3,367,740
Johnson Fixed Income Fund	338,566,621	7,001,991	(898,341)	6,103,650
Johnson Municipal Income Fund	102,192,648	2,437,833	(264,272)	2,173,560
Johnson Institutional Short Duration Bond Fund	139,093,985	310,669	(241,187)	69,482
Johnson Institutional Intermediate Bond Fund	119,122,940	1,720,463	(304,881)	1,415,582
Johnson Institutional Core Bond Fund	174,885,709	2,651,294	(551,162)	550,164
Johnson Enhanced Return Fund	129,306,674	335,122	(207,962)	127,160

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 09, 2017, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President

Date: November 29, 2017

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: November 29, 2017

* Print the name and title of each signing officer under his or her signature